Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other	6 Months Ended
Jun. 30, 2018
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Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other
20.	COLLATERAL AND CONTRACTUAL COMMITMENTS FOR THE ACQUISITION OF PROPERTY, PLANT AND EQUIPMENT, LOANS TO CUSTOMERS AND OTHER

In the first six months of 2018, there were no significant changes in collateral and contractual commitments to purchase property, plant and equipment, loans to customers and other as compared to 31 December 2017, except for an additional guarantee on short-term loans amounting to 0.6 billion US dollar.